Supplemental information - Outstanding Risk Management Positions (Details) - 12 months ended Dec. 31, 2019	EUR (€) $ / MMBTU item USD ($) CAD ($) $ / MMBTU € / MMBTU	USD ($) $ / MMBTU item CAD ($) $ / MMBTU € / MMBTU	CAD ($) $ / MMBTU item USD ($) $ / shares $ / MMBTU € / MMBTU
Crude oil dated brent Q1 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume | item	3,000	3,000	3,000
Derivative, weighted average bought put	62.25	62.25	62.25
Derivative, sold call volume | item	3,000	3,000	3,000
Derivative, weighted average sold call	67.39	67.39	67.39
Derivative, sold put volume | $	3,000,000	3,000,000	3,000,000
Derivative, weighted average sold put	55.58	55.58	55.58
Derivative, swap volume | item	0	0	0
Derivative, weighted average swap	0.00	0.00	0.00
Crude oil dated brent Q2 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume | item	3,000	3,000	3,000
Derivative, weighted average bought put	62.25	62.25	62.25
Derivative, sold call volume | item	3,000	3,000	3,000
Derivative, weighted average sold call	67.39	67.39	67.39
Derivative, sold put volume | $	3,000,000	3,000,000	3,000,000
Derivative, weighted average sold put	55.58	55.58	55.58
Derivative, swap volume | item	0	0	0
Derivative, weighted average swap	0.00	0.00	0.00
Crude oil west texas intermediate Q1 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume | item	9,750	9,750	9,750
Derivative, weighted average bought put	54.18	54.18	54.18
Derivative, sold call volume | item	6,000	6,000	6,000
Derivative, weighted average sold call	60.95	60.95	60.95
Derivative, sold put volume | $	9,750,000	9,750,000	9,750,000
Derivative, weighted average sold put	46.23	46.23	46.23
Derivative, swap volume | item	1,500	1,500	1,500
Derivative, weighted average swap	59.17	59.17	59.17
Crude oil west texas intermediate Q2 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume | item	7,250	7,250	7,250
Derivative, weighted average bought put	53.07	53.07	53.07
Derivative, sold call volume | item	4,000	4,000	4,000
Derivative, weighted average sold call	60.23	60.23	60.23
Derivative, sold put volume | $	7,250,000	7,250,000	7,250,000
Derivative, weighted average sold put	44.86	44.86	44.86
Derivative, swap volume | item	0	0	0
Derivative, weighted average swap	0.00	0.00	0.00
Crude oil west texas intermediate Q3 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume | item	500	500	500
Derivative, weighted average bought put	57.00	57.00	57.00
Derivative, sold call volume | item	500	500	500
Derivative, weighted average sold call	61.25	61.25	61.25
Derivative, sold put volume | $	500,000	500,000	500,000
Derivative, weighted average sold put	52.00	52.00	52.00
Derivative, swap volume | item	0	0	0
Derivative, weighted average swap	0.00	0.00	0.00
Crude oil west texas intermediate Q4 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume | item	500	500	500
Derivative, weighted average bought put	57.00	57.00	57.00
Derivative, sold call volume | item	500	500	500
Derivative, weighted average sold call	61.25	61.25	61.25
Derivative, sold put volume | $	500,000	500,000	500,000
Derivative, weighted average sold put	52.00	52.00	52.00
Derivative, swap volume | item	0	0	0
Derivative, weighted average swap	0.00	0.00	0.00
North American Gas AECO Q1 2020 [Member]
Statement [Line Items]
Description of presentation currency	CAD	CAD	CAD
Derivative, bought put volume | item	10,426	10,426	10,426
Derivative, weighted average bought put	1.58	1.58	1.58
Derivative, sold call volume | item	10,426	10,426	10,426
Derivative, weighted average sold call	2.56	2.56	2.56
Derivative, sold put volume | $	0	0	0
Derivative, weighted average sold put	0.00	0.00	0.00
Derivative, swap volume | item	0	0	0
Derivative, weighted average swap	0.00	0.00	0.00
North American Gas Aeco Q2 2020 [Member]
Statement [Line Items]
Description of presentation currency	CAD	CAD	CAD
Derivative, bought put volume | item	0	0	0
Derivative, weighted average bought put	0	0	0
Derivative, sold call volume | item	0	0	0
Derivative, weighted average sold call	0.00	0.00	0.00
Derivative, sold put volume | $	0	0	0
Derivative, weighted average sold put	0.00	0.00	0.00
Derivative, swap volume | item	10,426	10,426	10,426
Derivative, weighted average swap	1.39	1.39	1.39
North American Gas Aeco Q3 2020 [Member]
Statement [Line Items]
Description of presentation currency	CAD	CAD	CAD
Derivative, bought put volume | item	0	0	0
Derivative, weighted average bought put	0	0	0
Derivative, sold call volume | item	0	0	0
Derivative, weighted average sold call	0.00	0.00	0.00
Derivative, sold put volume | $	0	0	0
Derivative, weighted average sold put	0.00	0.00	0.00
Derivative, swap volume | item	10,426	10,426	10,426
Derivative, weighted average swap	1.39	1.39	1.39
North American Gas Aeco Q4 2020 [Member]
Statement [Line Items]
Description of presentation currency	CAD	CAD	CAD
Derivative, bought put volume | item	0	0	0
Derivative, weighted average bought put	0	0	0
Derivative, sold call volume | item	0	0	0
Derivative, weighted average sold call	0.00	0.00	0.00
Derivative, sold put volume | $	0	0	0
Derivative, weighted average sold put	0.00	0.00	0.00
Derivative, swap volume | item	3,513	3,513	3,513
Derivative, weighted average swap	1.39	1.39	1.39
North American Gas Aeco Basis Q1 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put	0.00	0.00	0.00
Derivative, sold call volume | item	0	0	0
Derivative, weighted average sold call	0.00	0.00	0.00
Derivative, sold put volume | $	0	0	0
Derivative, weighted average sold put	0.00	0.00	0.00
Derivative, swap volume | item	32,500	32,500	32,500
Derivative, weighted average swap	(0.94)	(0.94)	(0.94)
North American Gas Aeco Basis Q2 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put	0.00	0.00	0.00
Derivative, sold call volume | item	0	0	0
Derivative, weighted average sold call	0.00	0.00	0.00
Derivative, sold put volume | $	0	0	0
Derivative, weighted average sold put	0.00	0.00	0.00
Derivative, swap volume | item	52,500	52,500	52,500
Derivative, weighted average swap	(1.12)	(1.12)	(1.12)
North American Gas Aeco Basis Q3 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put	0.00	0.00	0.00
Derivative, sold call volume | item	0	0	0
Derivative, weighted average sold call	0.00	0.00	0.00
Derivative, sold put volume | $	0	0	0
Derivative, weighted average sold put	0.00	0.00	0.00
Derivative, swap volume | item	50,000	50,000	50,000
Derivative, weighted average swap	(1.12)	(1.12)	(1.12)
North American Gas Aeco Basis Q4 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put	0.00	0.00	0.00
Derivative, sold call volume | item	0	0	0
Derivative, weighted average sold call	0.00	0.00	0.00
Derivative, sold put volume | $	0	0	0
Derivative, weighted average sold put	0.00	0.00	0.00
Derivative, swap volume | item	36,739	36,739	36,739
Derivative, weighted average swap	(1.11)	(1.11)	(1.11)
North American Gas Aeco Basis Q1 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put	0.00	0.00	0.00
Derivative, sold call volume | item	0	0	0
Derivative, weighted average sold call	0.00	0.00	0.00
Derivative, sold put volume | $	0	0	0
Derivative, weighted average sold put	0.00	0.00	0.00
Derivative, swap volume | item	30,000	30,000	30,000
Derivative, weighted average swap	(1.11)	(1.11)	(1.11)
North American Gas Aeco Basis Q2 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put	0.00	0.00	0.00
Derivative, sold call volume | item	0	0	0
Derivative, weighted average sold call	0.00	0.00	0.00
Derivative, sold put volume | $	0	0	0
Derivative, weighted average sold put	0.00	0.00	0.00
Derivative, swap volume | item	45,000	45,000	45,000
Derivative, weighted average swap	(1.08)	(1.08)	(1.08)
North American Gas Aeco Basis Q3 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put	0.00	0.00	0.00
Derivative, sold call volume | item	0	0	0
Derivative, weighted average sold call	0.00	0.00	0.00
Derivative, sold put volume | $	0	0	0
Derivative, weighted average sold put	0.00	0.00	0.00
Derivative, swap volume | item	45,000	45,000	45,000
Derivative, weighted average swap	(1.08)	(1.08)	(1.08)
North American Gas Aeco Basis Q4 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put	0.00	0.00	0.00
Derivative, sold call volume | item	0	0	0
Derivative, weighted average sold call	0.00	0.00	0.00
Derivative, sold put volume | $	0	0	0
Derivative, weighted average sold put	0.00	0.00	0.00
Derivative, swap volume | item	35,054	35,054	35,054
Derivative, weighted average swap	(1.09)	(1.09)	(1.09)
North American Gas Aeco Basis Q1 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put	0.00	0.00	0.00
Derivative, sold call volume | item	0	0	0
Derivative, weighted average sold call	0.00	0.00	0.00
Derivative, sold put volume | $	0	0	0
Derivative, weighted average sold put	0.00	0.00	0.00
Derivative, swap volume | item	30,000	30,000	30,000
Derivative, weighted average swap	(1.10)	(1.10)	(1.10)
North American Gas Aeco Basis Q2 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put	0.00	0.00	0.00
Derivative, sold call volume | item	0	0	0
Derivative, weighted average sold call	0.00	0.00	0.00
Derivative, sold put volume | $	0	0	0
Derivative, weighted average sold put	0.00	0.00	0.00
Derivative, swap volume | item	35,000	35,000	35,000
Derivative, weighted average swap	(1.09)	(1.09)	(1.09)
North American Gas Aeco Basis Q3 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put	0.00	0.00	0.00
Derivative, sold call volume | item	0	0	0
Derivative, weighted average sold call	0.00	0.00	0.00
Derivative, sold put volume | $	0	0	0
Derivative, weighted average sold put	0.00	0.00	0.00
Derivative, swap volume | item	35,000	35,000	35,000
Derivative, weighted average swap	(1.09)	(1.09)	(1.09)
North American Gas Aeco Basis Q4 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put	0.00	0.00	0.00
Derivative, sold call volume | item	0	0	0
Derivative, weighted average sold call	0.00	0.00	0.00
Derivative, sold put volume | $	0	0	0
Derivative, weighted average sold put	0.00	0.00	0.00
Derivative, swap volume | item	11,793	11,793	11,793
Derivative, weighted average swap	(1.09)	(1.09)	(1.09)
North American Gas NYMX HH Q1 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	10,000	10,000	10,000
Derivative, weighted average bought put	2.75	2.75	2.75
Derivative, sold call volume | item	10,000	10,000	10,000
Derivative, weighted average sold call	3.10	3.10	3.10
Derivative, sold put volume | $	10,000,000	10,000,000	10,000,000
Derivative, weighted average sold put	2.25	2.25	2.25
Derivative, swap volume | item	0	0	0
Derivative, weighted average swap	0.00	0.00	0.00
European Gas Nbp Q1 2020 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume | item	49,135	49,135	49,135
Derivative, weighted average bought put | € / MMBTU	5.27	5.27	5.27
Derivative, sold call volume | item	49,135	49,135	49,135
Derivative, weighted average sold call | € / MMBTU	5.83	5.83	5.83
Derivative, sold put volume | item	49,135	49,135	49,135
Derivative, weighted average sold put | € / MMBTU	3.98	3.98	3.98
European Gas Nbp Q2 2020 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume | item	41,765	41,765	41,765
Derivative, weighted average bought put | € / MMBTU	5.21	5.21	5.21
Derivative, sold call volume | item	41,765	41,765	41,765
Derivative, weighted average sold call | € / MMBTU	5.53	5.53	5.53
Derivative, sold put volume | item	41,765	41,765	41,765
Derivative, weighted average sold put | € / MMBTU	3.83	3.83	3.83
European Gas Nbp Q3 2020 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume | item	41,765	41,765	41,765
Derivative, weighted average bought put | € / MMBTU	5.21	5.21	5.21
Derivative, sold call volume | item	41,765	41,765	41,765
Derivative, weighted average sold call | € / MMBTU	5.52	5.52	5.52
Derivative, sold put volume | item	41,765	41,765	41,765
Derivative, weighted average sold put | € / MMBTU	3.83	3.83	3.83
European Gas Nbp Q4 2020 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume | item	61,419	61,419	61,419
Derivative, weighted average bought put | € / MMBTU	5.28	5.28	5.28
Derivative, sold call volume | item	63,875	63,875	63,875
Derivative, weighted average sold call | € / MMBTU	5.77	5.77	5.77
Derivative, sold put volume | item	61,419	61,419	61,419
Derivative, weighted average sold put | € / MMBTU	3.90	3.90	3.90
European Gas Nbp Q1 2021 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume | item	54,048	54,048	54,048
Derivative, weighted average bought put | € / MMBTU	5.44	5.44	5.44
Derivative, sold call volume | item	56,505	56,505	56,505
Derivative, weighted average sold call | € / MMBTU	5.85	5.85	5.85
Derivative, sold put volume | item	54,048	54,048	54,048
Derivative, weighted average sold put | € / MMBTU	3.94	3.94	3.94
European Gas Nbp Q2 2021 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume | item	46,678	46,678	46,678
Derivative, weighted average bought put | € / MMBTU	5.42	5.42	5.42
Derivative, sold call volume | item	46,678	46,678	46,678
Derivative, weighted average sold call | € / MMBTU	5.80	5.80	5.80
Derivative, sold put volume | item	46,678	46,678	46,678
Derivative, weighted average sold put | € / MMBTU	3.92	3.92	3.92
European Gas Nbp Q3 2021 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume | item	46,678	46,678	46,678
Derivative, weighted average bought put | € / MMBTU	5.42	5.42	5.42
Derivative, sold call volume | item	46,678	46,678	46,678
Derivative, weighted average sold call | € / MMBTU	5.77	5.77	5.77
Derivative, sold put volume | item	46,678	46,678	46,678
Derivative, weighted average sold put | € / MMBTU	3.92	3.92	3.92
European Gas Nbp Q4 2021 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume | item	54,048	54,048	54,048
Derivative, weighted average bought put | € / MMBTU	5.44	5.44	5.44
Derivative, sold call volume | item	54,048	54,048	54,048
Derivative, weighted average sold call | € / MMBTU	5.72	5.72	5.72
Derivative, sold put volume | item	54,048	54,048	54,048
Derivative, weighted average sold put | € / MMBTU	3.94	3.94	3.94
European Gas Nbp Q1 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume | item	19,654	19,654	19,654
Derivative, weighted average bought put | € / MMBTU	5.42	5.42	5.42
Derivative, sold call volume | item	19,654	19,654	19,654
Derivative, weighted average sold call | € / MMBTU	6.30	6.30	6.30
Derivative, sold put volume | item	19,654	19,654	19,654
Derivative, weighted average sold put | € / MMBTU	3.79	3.79	3.79
European Gas Nbp Q2 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume | item	12,284	12,284	12,284
Derivative, weighted average bought put | € / MMBTU	5.33	5.33	5.33
Derivative, sold call volume | item	12,284	12,284	12,284
Derivative, weighted average sold call | € / MMBTU	6.03	6.03	6.03
Derivative, sold put volume | item	12,284	12,284	12,284
Derivative, weighted average sold put | € / MMBTU	3.60	3.60	3.60
European Gas Nbp Basis Q1 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume | item	17,500	17,500	17,500
Derivative, weighted average bought put	2.74	2.74	2.74
Derivative, sold call volume | item	17,500	17,500	17,500
Derivative, weighted average sold call	3.99	3.99	3.99
European Gas Nbp Basis Q2 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume | item	15,000	15,000	15,000
Derivative, weighted average bought put	2.61	2.61	2.61
Derivative, sold call volume | item	15,000	15,000	15,000
Derivative, weighted average sold call	3.98	3.98	3.98
European Gas Nbp Basis Q3 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume | item	15,000	15,000	15,000
Derivative, weighted average bought put	2.61	2.61	2.61
Derivative, sold call volume | item	15,000	15,000	15,000
Derivative, weighted average sold call	3.98	3.98	3.98
European Gas Nbp Basis Q4 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume | item	10,000	10,000	10,000
Derivative, weighted average bought put	3.24	3.24	3.24
Derivative, sold call volume | item	10,000	10,000	10,000
Derivative, weighted average sold call	3.98	3.98	3.98
European Gas Ttf Q1 2020 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume | item	7,370	7,370	7,370
Derivative, weighted average bought put | € / MMBTU	5.37	5.37	5.37
Derivative, sold call volume | item	7,370	7,370	7,370
Derivative, weighted average sold call | € / MMBTU	6.25	6.25	6.25
Derivative, sold put volume | item	7,370	7,370	7,370
Derivative, weighted average sold put | € / MMBTU	3.81	3.81	3.81
European Gas Ttf Q2 2020 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume | item	13,512	13,512	13,512
Derivative, weighted average bought put | € / MMBTU	5.36	5.36	5.36
Derivative, sold call volume | item	9,827	9,827	9,827
Derivative, weighted average sold call | € / MMBTU	6.15	6.15	6.15
Derivative, sold put volume | item	13,512	13,512	13,512
Derivative, weighted average sold put | € / MMBTU	3.73	3.73	3.73
Derivative, swap volume | item	4,913	4,913	4,913
Derivative, weighted average swap | € / MMBTU	5.54	5.54	5.54
European Gas Ttf Q3 2020 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume | item	13,512	13,512	13,512
Derivative, weighted average bought put | € / MMBTU	5.36	5.36	5.36
Derivative, sold call volume | item	9,827	9,827	9,827
Derivative, weighted average sold call | € / MMBTU	6.15	6.15	6.15
Derivative, sold put volume | item	13,512	13,512	13,512
Derivative, weighted average sold put | € / MMBTU	3.73	3.73	3.73
Derivative, swap volume | item	3,258	3,258	3,258
Derivative, weighted average swap | € / MMBTU	5.45	5.45	5.45
European Gas Ttf Q4 2020 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume | item	7,370	7,370	7,370
Derivative, weighted average bought put | € / MMBTU	5.37	5.37	5.37
Derivative, sold call volume | item	7,370	7,370	7,370
Derivative, weighted average sold call | € / MMBTU	6.25	6.25	6.25
Derivative, sold put volume | item	7,370	7,370	7,370
Derivative, weighted average sold put | € / MMBTU	3.81	3.81	3.81
European Gas Ttf Basis Q2 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume | item	2,500	2,500	2,500
Derivative, weighted average bought put	3.50	3.50	3.50
Derivative, sold call volume | item	2,500	2,500	2,500
Derivative, weighted average sold call	4.00	4.00	4.00
Derivative, swap volume | item	5,000	5,000	5,000
Derivative, weighted average swap	3.21	3.21	3.21
European Gas Ttf Basis Q3 2020 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume | item	2,500	2,500	2,500
Derivative, weighted average bought put	3.50	3.50	3.50
Derivative, sold call volume | item	2,500	2,500	2,500
Derivative, weighted average sold call	4.00	4.00	4.00
Derivative, swap volume | item	5,000	5,000	5,000
Derivative, weighted average swap	3.21	3.21	3.21
European Gas cross currency interest rate [Member]
Statement [Line Items]
Derivative interest maturity period	Q1 2020	Q1 2020	Q1 2020
Swap Contract One [Member] | European Gas cross currency interest rate [Member]
Statement [Line Items]
Derivative interest maturity period	Jan 2020 - Mar 2025	Jan 2020 - Mar 2025	Jan 2020 - Mar 2025
Proceeds from sales or maturity of financial instruments, classified as investing activities | $		$ 300,000,000
London Interbank Offered Rate	5.625%	5.625%	5.625%
Purchase of financial instruments, classified as investing activities | €	€ 265,048,910
Canadian Dollar Offered Rate	3.275%	3.275%	3.275%
Swap Contract One [Member] | VET Equity Swaps [Member]
Statement [Line Items]
Derivative interest maturity period	Jan 2020 - Sep 2021	Jan 2020 - Sep 2021	Jan 2020 - Sep 2021
Initial Share Price | $ / shares			$ 20.9788
Share Volume | $			$ 2,250,000
Swap Contract Two [Member] | European Gas cross currency interest rate [Member]
Statement [Line Items]
Proceeds from sales or maturity of financial instruments, classified as investing activities | $		$ 1,735,895,470
London Interbank Offered Rate	1.70%	1.70%	1.70%
Purchase of financial instruments, classified as investing activities | $			$ 2,304,900,000
Canadian Dollar Offered Rate	1.25%	1.25%	1.25%
Swap Contract Two [Member] | VET Equity Swaps [Member]
Statement [Line Items]
Derivative interest maturity period	Jan 2020 - Oct 2021	Jan 2020 - Oct 2021	Jan 2020 - Oct 2021
Initial Share Price | $ / shares			$ 22.4587
Share Volume | $			$ 1,500,000